Commitments and Contingencies - Schedule Of Quantitative Information About The Financing Obligation (FY) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Proceeds from financing obligation			$ 302	$ 0
Operating cash flows from financing obligation	$ 28		7
Financing cash flows from financing obligation	$ 43	$ 0	$ 9
Weighted-average remaining lease term (in years)	2 years 7 months 6 days		3 years
Weighted-average discount rate (in percent)	1.10%		1.10%
Property and equipment, net	$ 304		$ 451	156
Depreciation	147	$ 59	91	$ 98
Leaseholds and Leasehold Improvements
Lessee, Lease, Description [Line Items]
Property and equipment, net	223		270
Depreciation	$ 46		$ 38